Fair Value Measurements (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2014 Minimum [Member] Intevras Technologies, LLC [Member]	Jan. 31, 2014 Maximum [Member] Intevras Technologies, LLC [Member]	Jan. 31, 2014 4.25% Convertible Senior Notes due 2018 [Member]	Nov. 05, 2013 4.25% Convertible Senior Notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent earnout, discount rate	41.20%
Estimated annual revenues		$ 1.5	$ 6.1
Debt Instrument, stated percentage				4.25%	4.25%